Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenues (note 3)	$ 1,500	$ 2,057
Cost of sales	(1,057)	(1,153)
Gross profit	443	904
Research and development	(1,134)	(1,062)
Selling, general and administrative	(2,926)	(1,656)
Loss from operations	(3,617)	(1,814)
Foreign exchange gain (loss)	(52)	25
Finance costs	(70)	(63)
Interest income	106	59
Other income (expense)	8	(20)
Change in fair value of warrant and DSU liabilities	(30)
Other (loss) income	(38)	1
Loss before income taxes	(3,655)	(1,813)
Income tax recovery		412
Net loss	(3,655)	(1,401)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(496)	(456)
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit plans (note 8)	1,110
Comprehensive loss	$ (3,041)	$ (1,857)
Basic loss per share	$ (1.16)	$ (0.76)
Diluted loss per share	$ (1.16)	$ (0.76)
Weighted average number of shares outstanding basic	3,144,682	1,847,718
Weighted average number of shares outstanding diluted	3,144,682	1,847,718